Finance Costs - Summary of Finance Costs (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Interest expense on lease liabilities	¥ 1,234		¥ 1,349
- Less: Amounts capitalized in CIP	(206)		(387)	¥ (534)
Total interest expense	1,612		2,016	1,567
Net exchange (gain)/loss	46		39	(80)
Others	89		68	138
Finance Costs	1,747	$ 268	2,123	1,625
Within 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	112		519	908
Interest on corporate bonds, promissory notes and commercial papers repayable	312		359	1,113
Interest on related party loans repayable within 5 years	122		133	33
Over 5 years [member]
Disclosure of analysis of income and expense [Line Items]
Interest on bank loans repayable	¥ 38		¥ 43	¥ 47